BUSINESS COMBINATION	12 Months Ended
Aug. 31, 2020
BUSINESS COMBINATION
BUSINESS COMBINATION

3.       BUSINESS COMBINATION

Business combinations in fiscal year 2019:

Acquisition of Chengdu Yinzhe

On December 1, 2018, the Group acquired 75% equity interest of Chengdu Yinzhe Education and Technology Co., Ltd. and its subsidiaries ("Chengdu Yinzhe") with a total consideration of approximately RMB 188,299. As of August 31, 2019, the total unpaid discounted consideration was RMB 49,238, which will be paid in 2.5 years and recorded in amounts due to related parties and other non-current liability due to related parties (non-controlling shareholder of Chengdu Yinzhe) in the consolidated balance sheets. In fiscal year 2020, the Company paid cash consideration RMB 30,375 according to the share purchase agreement. As of August 31, 2020, the unpaid discounted consideration was RMB 21,736, which will be paid in 1.5 years and recorded in amounts due to related parties and other non-current liability due to related parties in the consolidated balance sheets. Chengdu Yinzhe is primarily engaged in offering online career and education counselling services to Chinese students overseas.

3.       BUSINESS COMBINATION - continued

In addition, certain retained management team members of Chengdu Yinzhe have the right to receive up to an additional RMB 6,464 in cash, based upon continued employment and financial performance condition of Chengdu Yinzhe. Payouts under the agreements are contingent upon the future employment of these management team members with the Company and achievement of the financial performance condition, and therefore were not included as consideration in recording the business combination but will be recorded as compensation expense as earned. During the year ended August 31, 2019 and 2020, the Company has accrued RMB 1,616 and RMB 2,155 as expenses based on the estimated probability of meeting such conditions. The unpaid amounts due to the retained management team members are recorded in other non-current liabilities in the consolidated balance sheets.

The acquisition of 75% equity interest of Chengdu Yinzhe has been accounted for using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Group engaged a third party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The excess of the total consideration over the fair value of the assets acquired and liabilities assumed was recorded as goodwill, which is not tax deductible. The results of these acquired entities' operations have been included in the consolidated financial statements since the date of acquisition. The purchase price was allocated as of December 1, 2018, the date of acquisition, as follows:

		Amortization
	RMB	period
Cash and cash equivalents	81,197
Other current assets	920
Property and equipment, net	551	3-5 years
Intangible assets
Software	2,600	5 years
Non-compete agreement	4,000	6 years
Trademark	32,000	10 years
Goodwill	192,510
Other investment	1,500
Account payables	(2,766)
Other current liabilities	(5,695)
Deferred tax liabilities	(5,674)
Contract liabilities	(50,078)
Non-controlling interests	(62,766)
Total consideration and value to be allocated to net assets	188,299

The identifiable tangible and intangible assets acquired and any non-controlling interests in the acquiree are required to be recognized and measured at fair value as of the acquisition date. An intangible asset is identified if it meets either the separability criterion or the contractual-legal criteria in accordance with ASC 805, Business Combination. Fair value of fixed assets acquired approximates the net book value of these assets. The goodwill was assigned to the complementary education services segment as a result of these acquisitions. The goodwill was primarily attributable to the synergy from growth in the student base, program designing, developing and marketing and the optimization of IT system.

Acquisition of Hangzhou Impression

On December 1, 2018, the Group acquired 70% equity interest of Hangzhou Impression Arts Training Limited Co., Ltd. ("Hangzhou Impression") with a total cash consideration of RMB 70,000, which has been fully paid as of August 31, 2019. Hangzhou Impression is a Zhejiang-based art training institution providing training services to art students.

3.       BUSINESS COMBINATION - continued

The acquisition of 70% equity interest of Hangzhou Impression has been accounted for using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Group engaged a third party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The excess of the total consideration over the fair value of the assets acquired was recorded as goodwill which is not tax deductible. The results of these acquired entities' operations have been included in the consolidated financial statements since the date of acquisition. The purchase price was allocated as of December 1, 2018, the date of acquisition, as follows:

		Amortization
	RMB	period
Cash and cash equivalents	24,224
Other current assets	533
Property and equipment, net	1,059	3-5 years
Intangible assets
Brand name	17,100	20 years
Backlog	1,800	0.6 year
Non-compete agreement	3,300	4 years
Goodwill	76,766
Other current liabilities	(9,510)
Contract liabilities	(9,722)
Deferred tax liabilities	(5,550)
Non-controlling interests	(30,000)
Total consideration and value to be allocated to net assets	70,000

The identifiable tangible and intangible assets acquired and any non-controlling interests in the acquiree are required to be recognized and measured at fair value as of the acquisition date. An intangible asset is identified if it meets either the separability criterion or the contractual-legal criteria in accordance with ASC 805, Business Combination. Fair value of fixed assets acquired approximates the net book value of these assets. The goodwill was assigned to the complementary education services segment as a result of these acquisitions. The goodwill was primarily attributable to the synergy from the joint students recruiting events and channel.

Acquisition of Shandong-based Qiqiaoban

On March 1, 2019, the Group acquired 85% equity interest of Heze Qiqiaoban Education Technology Limited and its eight kindergartens ("Shandong-based Qiqiaoban") with a total cash consideration of RMB 70,550, which has been paid in full as of August 31, 2019. Shandong-based Qiqiaoban operates eight kindergartens under the brand name of "Qiqiaoban" in Heze, the PRC.

3.       BUSINESS COMBINATION - continued

The acquisition of 85% equity interest of Shandong-based Qiqiaoban has been accounted for using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Group engaged a third party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The excess of the total consideration over the fair value of the assets acquired was recorded as goodwill which is not tax deductible. The results of these acquired entities' operations have been included in the consolidated financial statements since the date of acquisition. The purchase price was allocated as of March 1, 2019, the date of acquisition, as follows:

		Amortization
	RMB	period
Cash and cash equivalents	5,250
Other current assets	2,010
Property and equipment, net	12,817	3-50 years
Intangible assets
Brand name	13,600	20 years
Customer relationship	6,200	3.5 years
Non-compete agreement	3,200	4.8 years
Goodwill	52,514
Other current liabilities	(2,706)
Contract liabilities	(4,135)
Deferred tax liabilities	(5,750)
Non-controlling interests	(12,450)
Total consideration and value to be allocated to net assets	70,550

The identifiable tangible and intangible assets and any non-controlling interests in the acquiree are required to be recognized and measured at fair value as of the acquisition date. An intangible asset is identified if it meets either the separability criterion or the contractual-legal criteria in accordance with ASC 805, Business Combination. Fair value of fixed assets acquired approximates the net book value of these assets. The goodwill was assigned to the domestic kindergarten segment as a result of these acquisitions.

Acquisition of Wuhan Sannew

On May 1, 2019, the Group acquired 80% equity interest of Wuhan Sannew Education Development Co., Ltd. and its subsidiaries ("Wuhan Sannew") with a total cash consideration of RMB 296,850, which has been fully paid as of August 31, 2019. Wuhan Sannew operates an American style private boarding school in Wuhan.

3.       BUSINESS COMBINATION - continued

The acquisition of 80% equity interest of Wuhan Sannew has been accounted for using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Group engaged a third party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The excess of the total consideration over the fair value of the assets acquired was recorded as goodwill which is not tax deductible. The results of these acquired entities' operations have been included in the consolidated financial statements since the date of acquisition. The purchase price was allocated as of May 1, 2019, the date of acquisition, as follows:

		Amortization
	RMB	period
Cash and cash equivalents	5,559
Other current assets	2,614
Property and equipment, net	177,754	3-50 years
Land use rights	55,840	50 years
Intangible assets
Brand name	25,700	20 years
Customer relationship	10,900	5 years
Non-compete agreement	18,100	7.7 years
Goodwill	125,155
Other current liabilities	(16,001)
Contract liabilities	(17,295)
Deferred tax liabilities	(17,263)
Non-controlling interests	(74,213)
Total consideration and value to be allocated to net assets	296,850

3.       BUSINESS COMBINATION - continued

The identifiable tangible and intangible assets acquired and any non-controlling interests in the acquiree are required to be recognized and measured at fair value as of the acquisition date. An intangible asset is identified if it meets either the separability criterion or the contractual-legal criteria in accordance with ASC 805, Business Combination. The goodwill was assigned to the domestic international schools segment as a result of these acquisitions.

Acquisition of CATS

On July 12, 2019, the Group acquired 100% equity interest of CATS Colleges Holdings Limited and its subsidiaries ("CATS"), with a total consideration of GBP 150,460 (with equivalent to RMB 1,299,365), including GBP 40,208 cash consideration and GBP 110,252 of debt settlement on behalf of CATS. Total consideration has been fully paid as of August 31, 2019. CATS provides education services to international students with global campuses located across the United Kingdom, the United States, and Canada.

The acquisition of 100% equity interest of CATS has been accounted for using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Group engaged a third party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The excess of the total consideration over the fair value of the assets acquired was recorded as goodwill which is not tax deductible. The results of these acquired entities' operations have been included in the consolidated financial statements since the date of acquisition. The purchase price was allocated as of July 12, 2019, the date of acquisition, as follows:

		Amortization
	RMB	Period
Cash and cash equivalents	68,616
Account receivable, net	22,044
Other current assets	80,684
Property and equipment, net	116,911	3 years- indefinite or the lesser of remaining of life of lease
Deferred tax assets	12,875
Intangible assets
Brand name	342,925	Indefinite
Student base	16,348	1 year
Goodwill	1,025,504
Other current liabilities	(179,214)
Contract liabilities	(200,098)
Deferred tax liabilities	(7,230)
Total consideration and value to be allocated to net assets	1,299,365

The identifiable tangible and intangible assets and any non-controlling interests in the acquiree are required to be recognized and measured at fair value as of the acquisition date. An intangible asset is identified if it meets either the separability criterion or the contractual-legal criteria in accordance with ASC 805, Business Combination. The goodwill was assigned to the overseas schools segment as a result of these acquisitions. The goodwill was primarily attributable to the synergy from the joint students recruiting events and channel, program designing, developing and marketing, and teacher training and recruiting opportunities.

Other acquisitions

On December 1, 2018, the Group acquired 100% equity interest of Bournemouth Collegiate School ("BCS") with a total cash consideration of approximately RMB 91,958, which has been fully paid as of August 31, 2019. BCS is an independent co-educational day and boarding school for pupils aged 2 to18, located in Bournemouth, Dorset, England. The goodwill acquired from the acquisition was insignificant.

3.       BUSINESS COMBINATION - continued

Pro forma results of acquisitions (unaudited)

The following table summarizes unaudited pro forma results of operations for the years ended August 31, 2018 and 2019, assuming that these acquisitions occurred as of the beginning of the comparable annual reporting period. These pro forma results have been prepared for comparative purpose only based on management's best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period:

Pro forma for the year ended August 31, 2018 and 2019

	2018	2019
	Unaudited	Unaudited
Pro forma revenue	2,567,416	3,262,903
Pro forma income from operations	309,667	378,279
Pro forma net income attributable to the Group	263,314	299,833

Business combinations in fiscal year 2020:

Acquisition of St. Michael's School ("STM") and Bosworth Independent School ("BIC")

On September 2, 2019, the Group acquired 100% equity interest of STM and BIC, with a total consideration of GBP 40,730 (with equivalent to RMB 352,699). Prior to fiscal year 2020, the Group has made a deposit of GBP 38,310 (approximately RMB 333,348 ), and remaining consideration has been fully paid as of August 31, 2020. STM and BIC provide independent boarding education services to students from the UK and abroad in the UK.

The acquisition of 100% equity interest of STM and BIC has been accounted for using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Group engaged a third party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The excess of the total consideration over the fair value of the assets acquired was recorded as goodwill which is not tax deductible. The results of these acquired entities’ operations have been included in the consolidated financial statements since the date of acquisition. The purchase price was allocated as of September 2, 2019, the date of acquisition, as follows:

		Amortization
	RMB	period
Cash and cash equivalents	18,076
Account receivable, net	737
Other current assets	21,474
Property and equipment, net	149,635	4-50 years
Intangible assets
Brand names	45,063	Indefinite
Student base	5,509	7 years
Goodwill	161,831
Other current liabilities	(8,232)
Contract liabilities	(32,324)
Deferred tax liabilities	(9,070)
Total consideration and value to be allocated to net assets	352,699

The identifiable tangible and intangible assets and any non-controlling interests in the acquiree are required to be recognized and measured at fair value as of the acquisition date. An intangible asset is identified if it meets either the separability criterion or the contractual-legal criteria in accordance with ASC 805, Business Combination. The goodwill was assigned to the overseas schools segment as a result of these acquisitions. The goodwill was primarily attributable to the synergy from the joint students recruiting events and channel, program design, development and marketing, and teacher training and recruitment opportunities.

3.       BUSINESS COMBINATION - continued

Other acquisitions

During the year ended August 31, 2020, the Group made two other business acquisitions.

The Group acquired 51% equity interest of Shanghai Huodai Business Information Consulting Co., Ltd. (“Linstitute”) with a total consideration of approximately RMB 28,709. As of August 31, 2020, the total unpaid consideration was RMB 16,469, at present value, which will be paid in 2.75 years and recorded in amounts due to related parties and other non-current liability due to related parties (non-controlling shareholder of Linstitute) in the consolidated balance sheets. The goodwill and non-controlling interests acquired from the acquisition were approximately RMB 47,799 and RMB 27,583, respectively. The Group also has options to purchase additional 29% equity interest in Linstitute if certain performance condition are met.

The Group acquired 100% equity interest of a company, which is primarily engaged in education services in China, for which the cash consideration of approximately RMB 5,500 was paid in full as of August 31, 2020. The goodwill acquired from the acquisition was insignificant.

Pro forma results of acquisitions (unaudited)

The following table summarizes the unaudited pro forma results of operations for the years ended August 31, 2019 and 2020, assuming that these acquisitions occurred as of the beginning of the comparable annual reporting period. These pro forma results have been prepared for comparative purpose only based on management's best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period:

Pro forma for the year ended August 31, 2019 and 2020

	2019 Unaudited	2020 Unaudited
Pro forma revenue	3,380,844	3,397,563
Pro forma income from operations	380,311	308,057
Pro forma net income attributable to the Group	305,239	161,251